EQUIPMENT - Schedule of Equipment (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Property, Plant and Equipment [Line Items]
Cost	$ 3,371,503	$ 3,123,762
Accumulated Depreciation	2,809,077	2,676,346
Net Book Value	562,426	447,416
Exploration equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	2,447,435	2,282,277
Accumulated Depreciation	2,062,587	1,987,020
Net Book Value	384,848	295,257
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Cost	924,068	841,485
Accumulated Depreciation	746,490	689,326
Net Book Value	$ 177,578	$ 152,159